General Information	6 Months Ended
Jun. 30, 2026
Disclosure Of General Information [Abstract]
General Information	General Information
Molecular Partners AG ("Company") and its subsidiary (collectively "Molecular Partners" or "Group") is a clinical-stage biopharmaceutical company pioneering designed ankyrin repeat proteins (DARPin) candidates to treat serious diseases, with a current focus on oncology and virology. The Company was founded on November 22, 2004, and is domiciled at Wagistrasse 14, 8952 Schlieren, Canton of Zurich, Switzerland. It is subject to the provisions of the articles of association and to article 620 et seq. of the Swiss Code of Obligations, which describe the legal requirements for limited companies (“Aktiengesellschaften”).
Molecular Partners Inc. is a wholly owned subsidiary of Molecular Partners AG. Molecular Partners Inc. was incorporated in the United States in the State of Delaware on October 8, 2018. Molecular Partners Inc. is based in Cambridge, Massachusetts.
The unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2026 , were approved for issuance by the Board of Directors on August 24, 2026.
The Company’s shares are listed on the SIX Swiss Exchange (Ticker: MOLN) since November 5, 2014, and on the Nasdaq Global Select Market (Ticker: MOLN) since June 16, 2021.